Derivative Instruments and Hedging - Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total derivative instruments	$ 27,432	$ 74,030
Foreign Exchange Forward | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total derivative instruments	27,432	63,716
Foreign Exchange Forward | Not Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total derivative instruments	$ 0	$ 10,314